UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2010
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title:  Compliance Officer
Phone:  416-362-4725
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, January 27, 2011

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0
Form 13F Information Table Entry Total:		43
Form 13F Information Table Value Total:	        $529,563(x 1000)



List of Other Included Managers: None

No.	13F File Number	Name


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                                                                  FORM 13F INFORMATION TABLE

                       TITLE                    VALUE     SHARES/   SH/   PUT/  INVSTMT OTHER       VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS    CUSIP       (x$1000)   PRN AMT   PRN   CALL  DSCRETN MANAGERS  SOLE  SHARED  NONE

Air Prod&Chem Inc.         COM     9158106      $3,845     42,279    SH                          42,279
Amdocs Ltd.                COM   G02602103      $8,971    326,564    SH                         326,564
Apache Corp.               COM    37411105      $8,529     71,536    SH                          71,536
AT&T Inc.                  COM   00206R102     $21,558    733,760    SH                         733,760
Baxter Int'l Inc.          COM    71813109     $14,080    278,153    SH                         278,153
Becton Dickinson & Co.     COM    75887109     $12,029    142,323    SH                         142,323
Best Buy Co. Inc.          COM    86516101      $4,379    127,693    SH                         127,693
Bristol-Myers Squibb Co.   COM   110122108     $12,010    453,555    SH                         453,555
Cal-Maine Foods Inc.       COM   128030202      $7,164    226,856    SH                         226,856
Chevron Corp.              COM   166764100      $6,052     66,319    SH                          66,319
Conagra Foods Inc.         COM   205887102     $16,482    729,923    SH                         729,923
ConocoPhillips             COM   20825C104     $24,688    362,520    SH                         362,520
Corning Inc.               COM   219350105      $4,834    250,184    SH                         250,184
CVS Caremark Corp.         COM   126650100     $12,464    358,474    SH                         358,474
Dell Inc.                  COM   24702R101     $19,188  1,416,089    SH                       1,416,089
Devon Energy Corp          COM   25179M103      $6,046     77,004    SH                          77,004
Diamond Offshore Drilling  COM   25271C102     $12,935    193,440    SH                         193,440
Du Pont (E.I.) De Nemours  COM   263534109     $10,678    214,081    SH                         214,081
Ensco PLC - ADR            COM   29358Q109     $15,371    287,945    SH                         287,945
F.N.B. Corp.               COM   302520101     $14,131  1,439,018    SH                       1,439,018
GAP Inc.                   COM   364760108     $14,172    640,112    SH                         640,112
Garmin Ltd.                COM   H2906T109      $8,363    269,846    SH                         269,846
General Mills Inc.         COM   370334104      $8,765    246,268    SH                         246,268
Hubbell Inc. Cl B          COM   443510201      $7,406    123,165    SH                         123,165
Intel Corp.                COM   458140100     $17,835    848,076    SH                         848,076
Investment Tech. Group     COM   46145F105     $18,257  1,115,255    SH                       1,115,255
Kimberly-Clark Corp.       COM   494368103     $17,368    275,508    SH                         275,508
Kroger Co.                 COM   501044101     $15,950    713,325    SH                         713,325
Medtronic Inc.             COM   585055106     $23,901    644,413    SH                         644,413
Microsoft Corp.            COM   594918104     $21,094    755,505    SH                         755,505
National Semiconductor Cp. COM   637640103     $18,935  1,376,108    SH                       1,376,108
Nucor Corp.                COM   670346105      $5,441    124,166    SH                         124,166
PNC Financial Serv. Grp..  COM   693475105     $11,825    194,745    SH                         194,745
Portland Gen. Electric Co. COM   736508847      $6,475    298,389    SH                         298,389
PPL Corp.                  COM   69351T106     $14,608    555,028    SH                         555,028
RadioShack Corp.           COM   750438103      $4,430    239,582    SH                         239,582
Reinsurance Grp of America COM   759351604     $13,982    260,326    SH                         260,326
State Street Corp.         COM   857477103     $10,411    224,672    SH                         224,672
Teva Pharmaceutical - ADR  COM   881624209     $16,974    325,602    SH                         325,602
Tupperware Brands Corp.    COM   899896104     $18,174    381,252    SH                         381,252
Waste Management Inc.      COM   94106L109      $4,452    120,742    SH                         120,742
Wausau Paper Corp.         COM   943315101      $4,798    557,308    SH                         557,308
Wellpoint Inc.             COM   94973V107     $10,515    184,925    SH                         184,925



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